Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2022	$ 515,506		$ 780,414	$ (1,096,594)	$ 199,326
Balance, shares at Dec. 31, 2022	515,505,770
Stock Compensation			102,600		102,600
Sale of Common Stock	$ 11,917		233,083		245,000
Sale of Common Stock, shares	11,916,667
Common Stock for Services	$ 1,259		100,704		101,963
Common Stock for Services, shares	1,259,106
Net loss				(589,941)	(589,941)
Stock cancelled related to SuperGreen Exclusive License cancellation	$ (51,508)		51,508
Stock cancelled related to SuperGreen Exclusive License cancellation, shares	(51,507,749)
Common Stock issued for Emergen Energy, LLC
Balances at Sep. 30, 2023	$ 477,174		1,268,309	(1,686,535)	58,948
Balance, shares at Sep. 30, 2023	477,173,794
Balances at Jun. 30, 2023	$ 476,182		1,234,586	(1,551,101)	159,667
Balance, shares at Jun. 30, 2023	476,181,817
Stock Compensation
Sale of Common Stock	$ 667		19,333		20,000
Sale of Common Stock, shares	666,667
Common Stock for Services	$ 325		14,390		14,715
Common Stock for Services, shares	325,310
Net loss				(135,434)	(135,434)
Balances at Sep. 30, 2023	$ 477,174		1,268,309	(1,686,535)	58,948
Balance, shares at Sep. 30, 2023	477,173,794
Balances at Dec. 31, 2023	$ 484,464		1,552,011	(1,908,287)	128,188
Balance, shares at Dec. 31, 2023	484,464,194
Sale of Common Stock	$ 5,407		390,593		396,000
Sale of Common Stock, shares	5,407,143
Common Stock for Services	$ 794		65,531		66,325
Common Stock for Services, shares	793,883
Net loss				(1,948,159)	(1,948,159)
Stock Based Compensation	$ 4,400		923,561		927,961
Stock Based Compensation, shares	4,400,000
Common Stock issued for Emergen Energy, LLC	$ 222,222		21,999,978		22,222,200
Common Stock issued for Emergen Energy, LLC, shares	222,222,000
Balances at Sep. 30, 2024	$ 717,287		24,931,674	(3,856,446)	21,792,515
Balance, shares at Sep. 30, 2024	717,287,220
Balances at Jun. 30, 2024	$ 714,623		24,576,529	(3,044,694)	22,246,458
Balance, shares at Jun. 30, 2024	714,622,789
Sale of Common Stock
Common Stock for Services	$ 264		17,664		17,928
Common Stock for Services, shares	264,431
Net loss				(811,752)	(811,752)
Stock Based Compensation	$ 2,400		337,481		339,881
Stock Based Compensation, shares	2,400,000
Balances at Sep. 30, 2024	$ 717,287		$ 24,931,674	$ (3,856,446)	$ 21,792,515
Balance, shares at Sep. 30, 2024	717,287,220